SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Sales and marketing expenses and General and administrative expenses ,Income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Interest expense or penalty accrued in relation to unrecognized tax benefit		¥ 0	¥ 0	¥ 0
Sales and marketing expenses
Advertising expenditure	$ 54,325	354,469	586,774	362,142
Costs related to free vouchers	9,955	64,956	206,723	130,567
Delivery costs	63,572	414,808	438,914	242,193
General and administrative expenses
Research and development costs	$ 40,695	¥ 265,537	¥ 219,048	¥ 77,958